Significant Accounting Policies Significant Accounting Policies (Properties and Equipment) (Details) (Land, Buildings and Improvements [Member])	12 Months Ended
Dec. 31, 2013
Land, Buildings and Improvements [Member]
Property and Equipment Useful Lives
Property, Plant and Equipment, Estimated Useful Lives	40 years